Condensed Parent Only Financial Information	6 Months Ended
Sep. 30, 2025
Condensed Parent Only Financial Information [Abstract]
CONDENSED PARENT ONLY FINANCIAL INFORMATION

25. CONDENSED PARENT ONLY FINANCIAL INFORMATION

The following presents condensed parent company only financial information of Solowin Holdings.

Condensed balance sheets

	As of September 30, 2025	As of March 31, 2025
	$’000	$’000
ASSETS
Current assets:
Cash and cash equivalents	409	27
Prepaid expenses and other current assets, net	741	458
Short-term investments	5,297	-
Amount due from a subsidiary	1,753	543
Amount due from a director	-	1
Total current assets	8,200	1,029

Non-current assets:
Interests in subsidiaries	354,771	4,688
Investment in associates	7,504	-
Long-term investments, net	494	368
Property and equipment, net	101	141
Operating lease right-of-use assets, net	184	453
Refundable deposits	-	289
Prepaid expenses, net	604	352
Total non-current assets	363,658	6,291
TOTAL ASSETS	371,858	7,320

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Other borrowings	-	420
Accruals and other current liabilities	115	494
Operating lease liabilities - current	161	442
Amount due to a director	50	582
Amount due to a related party	1	-
Amount due to subsidiaries	76	32
Total current liabilities	403	1,970

TOTAL LIABILITIES	403	1,970

Shareholders’ equity
Class A Ordinary shares (US$0.0001 par value per share; 950,000,000 shares authorized; 155,825,986 and 8,440,000 shares issued and outstanding as of September 30, 2025 and March 31, 2025)	16	1
Class B Ordinary shares (US$0.0001 par value per share; 50,000,000 shares authorized; 31,371,599 and 8,040,000 shares issued and outstanding as of September 30, 2025 and March 31, 2025)	3	1
Additional paid-in capital	387,997	19,122
Accumulated losses	(16,552)	(13,774)
Accumulated other comprehensive loss	(9)	-
Total shareholders’ equity	371,455	5,350

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	371,858	7,320

Condensed statements of operations and comprehensive loss

	For the six months ended September 30,
	2025	2024
	$’000	$’000
Interest income	-	27

Expenses
Marketing and promotion expenses	511	932
Professional fee	1,310	297
Information technology expenses	284	23
Office expenses	336	334
Reversal of provision for expected credit losses	-	(410)
Employee benefits expenses	40	3,449
Referral fee	-	140
Share of results of an associate	(3)	27
Impairment loss of long-term investments	-	259
Other general and administrative expenses	305	550
Total expenses	2,783	5,601

Other income
Other income	5	-

Loss before income tax expense	(2,778)	(5,574)

Income tax expense	-	-

Net loss	(2,778)	(5,574)

Other comprehensive loss
Foreign currency translation adjustment	(9)	-

Total comprehensive loss	(2,787)	(5,574)

Condensed statements of cash flows

	For the six months ended September 30,
	2025	2024
	$’000	$’000
Cash flows from operating activities:
Net loss	(2,778)	(5,574)
Adjustment to reconcile net loss to cash used in operating activities:
Depreciation of property and equipment	43	26
Depreciation of operating right-of-use assets	269	-
Reversal of provision for expected credit losses	-	(410)
Share based compensations	-	3,312
Share of results of an associate	(3)	27
Impairment loss of long-term investments	-	259
Interest income from loan to a third party	-	(26)
Change in operating assets and liabilities:
Change in refundable deposits	289	(6)
Change in prepaid expenses and other current assets	(534)	919
Change in amount due from a subsidiary	(1,791)	(184)
Change in accruals and other current liabilities	(799)	77
Change in operating lease liabilities	(282)	(13)
Cash used in operating activities	(5,586)	(1,593)

Cash flows from investing activities
Purchase of property and equipment, net	(3)	(18)
Purchase of short-term investments, net	(5,297)	-
Purchase of long-term investments, net	(126)	(658)
Repayment of loan from a third party	-	1,010
Cash (used in) provided by investing activities	(5,426)	334

Cash flows from financing activities
Proceeds from capital injection from investors	11,394	-
Cash provided by financing activities	11,394	-

Net change in cash and cash equivalents	382	(1,259)
Cash and cash equivalents at beginning of the period	27	1,357
Cash and cash equivalents at the end of the period	409	98

Supplemental schedule of non-cash investing and financing activities
Investment of associate through issuance of Class A Ordinary Shares	7,500	-

(i)	Basis of Presentation

The Company was incorporated under the laws of the Cayman Islands as an exempted company with limited liability on July 23, 2021 and as a holding company.

The condensed parent company financial information of the Company has been prepared using the same accounting policies as set out in the accompanying unaudited interim condensed consolidated financial statements.
(ii)	Restricted Net Assets

Schedule I of Rule 5-04 of Regulation S-X requires the condensed financial information of registrant shall be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. For purposes of the above test, restricted net assets of consolidated subsidiaries shall mean that amount of the registrant’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries in the form of loans, advances or cash dividends without the consent of a third party (i.e., lender, regulatory agency, foreign government, etc.).

The condensed parent company financial statements have to be prepared in accordance with Rule 12-04, Schedule I of Regulation S-X if the restricted net assets of the subsidiaries of Solowin Holdings exceed 25% of the consolidated net assets of Solowin Holdings. A significant portion of the Company’s operations and revenue are conducted and generated by the Company’s wholly-owned subsidiary, SJFZ, which is licensed by the SFC in Hong Kong. The ability of this operating subsidiary to pay dividends to the Company may be restricted because this SFC licensed operating subsidiary is subject to the minimum paid-up capital and liquid capital requirements imposed by the SFO to maintain its business license and due to the availability of cash balances of this operating subsidiary.

As of September 30, 2025 and March 31, 2025, there were no material contingencies, significant provisions of long term obligations, mandatory dividend or redemption requirements of redeemable stocks or guarantees of the Company, except for those which have been separately disclosed in the unaudited interim condensed consolidated financial statements, if any.